Others, Net - Schedule of other nonoperating income expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Others, Net [Abstract]
Government grants	¥ 42,202		¥ 28,644	¥ 18,087
Fair value changes of short-term investments	28,810		9,396	863
Donation	(9,801)		(1,459)	(1,620)
Impairment of long-term investments	(7,000)	$ (1,098)
VAT exemption due to the COVID-19 (Note 10)	(5,353)		51,889
Foreign exchange gains/(losses)	(5,005)		(23,935)	3,279
Loss from lease termination	(2,809)
Remeasured loss from previously held interest (Note 5)	(2,456)	(385)
Others	(1,915)		(3,483)	(545)
Total	¥ 36,673	$ 5,756	¥ 61,052	¥ 20,064